Other administrative expenses (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other administrative expenses
Travel expenses and marketing	kr (3)	kr (7)	kr (7)
IT and information system (fees incl.)	(140)	(156)	(151)
Other fees	(38)	(34)	(34)
Premises	(10)	(3)	(33)
Other	(7)	(6)	(6)
Total other administrative expenses	kr (198)	kr (206)	kr (231)